Short-Term Borrowings - Schedule of Short-Term Borrowings (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	¥ 4,277,000	$ 597,046	¥ 4,700,000
Xiamen International Bank Co., Ltd. (“Xiamen International”) [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	¥ 4,277,000		¥ 4,700,000